UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21879

               Oppenheimer Rochester Massachusetts Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rochester Massachusetts Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                      COUPON     MATURITY       VALUE
-----------                                                                    ------    ----------  ------------
MUNICIPAL BONDS AND NOTES--140.7%
MASSACHUSETTS--102.8%
$    15,000  Belmont, MA GO(1)                                                  5.150%   01/15/2012  $     15,272
     10,000  Billerica, MA GO(1)                                                5.500    10/15/2016        10,032
    140,000  Boston, MA Industrial Devel. Financing Authority (Crosstown
                Center Hotel)(1)                                                6.500    09/01/2035        88,505
     30,000  Boston, MA Industrial Devel. Financing Authority
                (Springhouse)(1)                                                5.875    07/01/2018        23,148
      5,000  MA Bay Transportation Authority(1)                                 5.250    07/01/2030         4,975
  1,755,000  MA Devel. Finance Agency (Boston Architectural College)(1)         5.000    01/01/2027     1,080,606
  1,000,000  MA Devel. Finance Agency (Boston Architectural College)(1)         5.000    01/01/2037       544,110
     10,000  MA Devel. Finance Agency (Boston Biomedical Research)(1)           5.650    02/01/2019         7,651
    160,000  MA Devel. Finance Agency (Boston Biomedical Research)(1)           5.750    02/01/2029       108,912
     50,000  MA Devel. Finance Agency (Boston University)(1)                    5.375    05/15/2039        47,196
  1,015,000  MA Devel. Finance Agency (Concord-Assabet Family Services)(1)      5.900    11/01/2018     1,036,650
    150,000  MA Devel. Finance Agency (Curry College)(1)                        5.000    03/01/2035        93,113
  1,130,000  MA Devel. Finance Agency (Curry College)(1)                        5.000    03/01/2036       696,430
    230,000  MA Devel. Finance Agency (Curry College)(1)                        6.000    03/01/2031       174,952
    350,000  MA Devel. Finance Agency (Eastern Nazarene College)(1)             5.625    04/01/2029       220,483
    250,000  MA Devel. Finance Agency (Evergreen Center)(1)                     5.500    01/01/2035       156,875
  2,000,000  MA Devel. Finance Agency (Linden Ponds)(1)                         5.750    11/15/2042       925,500
    305,000  MA Devel. Finance Agency (Loomis House/Loomis Communities
                Obligated Group)(1)                                             5.750    07/01/2023       229,717
    965,000  MA Devel. Finance Agency (Nichols College)(1)                      6.000    10/01/2024       737,231
  1,025,000  MA Devel. Finance Agency (Ogden Haverhill)(1)                      5.500    12/01/2019       800,115
    400,000  MA Devel. Finance Agency (Orchard Cove)(1)                         5.250    10/01/2037       206,368
    320,000  MA Devel. Finance Agency (Pacific Rim Charter Public School)(1)    5.125    06/01/2031       178,496
     60,000  MA Devel. Finance Agency (Regis College)(1)                        5.250    10/01/2018        45,353
    500,000  MA Devel. Finance Agency (Seven Hills Foundation &
                Affiliates)(1)                                                  5.000    09/01/2035       340,680
     20,000  MA Devel. Finance Agency (The Wheeler School)(1)                   6.250    12/01/2019        18,123
    220,000  MA Devel. Finance Agency (VOA Ayer)(1)                             6.200    02/20/2046       162,807
  1,000,000  MA Devel. Finance Agency (VOA Concord)(1)                          5.200    11/01/2041       518,140
  2,000,000  MA Devel. Finance Agency (Wheelock College)(1)                     5.250    10/01/2037     1,287,640
     35,000  MA Educational Financing Authority(1)                              5.550    07/01/2009        35,027
     20,000  MA Educational Financing Authority(1)                              5.850    07/01/2014        19,998
    185,000  MA Educational Financing Authority, Series A(1)                    6.000    12/01/2016       186,460
     45,000  MA Educational Financing Authority, Series A(1)                    6.050    12/01/2017        45,209
     10,000  MA Educational Financing Authority, Series C(1)                    5.200    12/01/2016         9,643
 10,000,000  MA Educational Financing Authority, Series H(2)                    6.350    01/01/2030     9,430,886


             1 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Oppenheimer Rochester Massachusetts Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                      COUPON     MATURITY       VALUE
-----------                                                                    ------    ----------  ------------
$    65,000  MA H&EFA (Beverly Hospital Corp.)(1)                               5.250%   07/01/2023  $     52,974
     70,000  MA H&EFA (Burbank Hospital)(1)                                     6.125    08/01/2013        70,011
     25,000  MA H&EFA (Cape Cod Healthcare/Cape Cod Hospital Obligated
                Group)(1)                                                       5.125    11/15/2021        18,979
  1,000,000  MA H&EFA (Caregroup)(1)                                            5.125    07/01/2038       657,270
  2,285,000  MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)(1)                 5.625    07/01/2020     1,821,008
    405,000  MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)(1)                 5.700    07/01/2015       372,227
    705,000  MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)(1)                 5.750    07/01/2028       497,399
    140,000  MA H&EFA (East Concord Medical Foundation)(1)                      6.450    03/01/2020       113,432
     25,000  MA H&EFA (Emerson Hospital)(1)                                     5.000    08/15/2035        16,076
     60,000  MA H&EFA (Hallmark Heath System)(1)                                5.000    07/01/2021        55,422
      5,000  MA H&EFA (Harvard Pilgrim Health Care)(1)                          5.000    07/01/2028         4,217
     10,000  MA H&EFA (Healthcare System-Covenant)(1)                           6.000    07/01/2031         8,809
    270,000  MA H&EFA (Holyoke Hospital)(1)                                     6.500    07/01/2015       225,094
    150,000  MA H&EFA (Jordan Hospital)(1)                                      5.250    10/01/2023        97,833
     50,000  MA H&EFA (Jordan Hospital)(1)                                      5.375    10/01/2028        29,890
     15,000  MA H&EFA (Lasell College)(1)                                       5.400    07/01/2014        13,011
    110,000  MA H&EFA (Learning Center for Deaf Children)(1)                    6.125    07/01/2029        74,517
     75,000  MA H&EFA (Lowell General Hospital)(1)                              5.250    06/01/2016        75,158
     10,000  MA H&EFA (New England Health)(1)                                   5.200    08/01/2028         7,480
     20,000  MA H&EFA (Nichols College)(1)                                      6.125    10/01/2029        14,585
     20,000  MA H&EFA (North Adams Regional Hospital)(1)                        6.750    07/01/2009        20,001
     10,000  MA H&EFA (Partners Healthcare System)(1)                           5.125    07/01/2019        10,024
    165,000  MA H&EFA (Partners Healthcare System)(1)                           5.375    07/01/2024       161,438
    585,000  MA H&EFA (Saints Memorial Medical Center)(1)                       6.000    10/01/2023       361,512
     20,000  MA H&EFA (Schepens Eye Research Institute)(1)                      6.500    07/01/2028        13,986
     25,000  MA H&EFA (Springfield College)(1)                                  5.125    10/15/2023        19,964
     25,000  MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical
                Center Obligated Group)(1)                                      5.000    07/01/2028        17,438
     15,000  MA H&EFA (Valley Regional Health System)(1)                        5.750    07/01/2018        14,181
    220,000  MA H&EFA (VC/TC/FRS/VCS Obligated Group)(1)                        5.300    11/15/2028       147,897
     10,000  MA HFA(1)                                                          5.200    07/01/2018         9,588
     15,000  MA HFA (Rental)(1)                                                 5.350    01/01/2014        15,078
    500,000  MA HFA (Single Family)(3)                                          5.000    12/01/2031       389,945
     30,000  MA HFA (Single Family)(1)                                          5.250    12/01/2018        28,877
  2,250,000  MA HFA, Series A(1)                                                5.300    06/01/2049     1,699,403
     15,000  MA HFA, Series A(1)                                                5.375    06/01/2016        14,068
     50,000  MA HFA, Series A(1)                                                5.500    07/01/2030        42,762
  1,455,000  MA HFA, Series A(1)                                                5.800    07/01/2030     1,214,532
     90,000  MA HFA, Series A(1)                                                6.125    12/01/2011        90,095
     95,000  MA HFA, Series B(1)                                                5.400    12/01/2028        78,090
    270,000  MA HFA, Series B(1)                                                5.550    07/01/2040       221,759


             2 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Oppenheimer Rochester Massachusetts Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                      COUPON     MATURITY       VALUE
-----------                                                                    ------    ----------  ------------
$   500,000  MA HFA, Series C(1)                                                5.300%   12/01/2037  $    397,725
    500,000  MA HFA, Series C(1)                                                5.400    12/01/2049       392,800
     15,000  MA HFA, Series E(1)                                                6.050    07/01/2020        14,975
    425,000  MA HFA, Series H(1)                                                5.000    12/01/2028       342,571
    215,000  MA HFA, Series H(1)                                                6.650    07/01/2041       206,942
     10,000  MA HFA, Series P(1)                                                5.000    12/01/2023         8,329
     15,000  MA HFA, Series P(1)                                                5.200    12/01/2045        10,873
     25,000  MA Industrial Finance Agency (Arbors at Taunton)(1)                5.300    06/20/2019        24,141
    105,000  MA Industrial Finance Agency (Arbors at Taunton)(1)                5.500    06/20/2040        88,197
     20,000  MA Industrial Finance Agency (Avon Associates)(1)                  5.375    04/01/2020        16,819
     40,000  MA Industrial Finance Agency (Berkshire Retirement Community)(1)   6.625    07/01/2016        38,876
    100,000  MA Industrial Finance Agency (Cambridge Friends School)(1)         5.800    09/01/2028        67,943
     15,000  MA Industrial Finance Agency (Deerfield Academy)(1)                5.000    10/01/2023        15,068
    515,000  MA Industrial Finance Agency (General Motors Corp.)                5.550    04/01/2009        98,365
      5,000  MA Industrial Finance Agency (Heights Crossing)(1)                 6.150    02/01/2035         4,326
    495,000  MA Industrial Finance Agency (Massachusetts American Water
                Company)(1)                                                     6.900    12/01/2029       407,865
      5,000  MA Industrial Finance Agency (Ogden Haverhill Associates)(1)       5.450    12/01/2012         4,515
     30,000  MA Industrial Finance Agency (Ogden Haverhill Associates)(1)       5.600    12/01/2019        23,008
    935,000  MA Industrial Finance Agency (Shed)(1)                             7.250    09/01/2017       764,933
    145,000  MA Industrial Finance Agency (St. John's High School)(1)           5.350    06/01/2028       125,099
     20,000  MA Industrial Finance Agency (St. Marks School)(1)                 5.375    01/01/2021        20,233
     30,000  MA Municipal Wholesale Electric Company Water Supply System(1)     5.000    07/01/2010        30,863
    500,000  MA Port Authority (Bosfuel Corp.)(1)                               5.000    07/01/2038       352,550
    120,000  MA Port Authority (Delta Air Lines)(1)                             5.000    01/01/2021        64,607
  3,130,000  MA Port Authority (Delta Air Lines)(1)                             5.000    01/01/2027     1,675,145
     30,000  MA Port Authority (Delta Air Lines)(1)                             5.200    01/01/2020        16,177
     15,000  MA Port Authority (US Airways)(1)                                  5.625    09/01/2011        12,722
    500,000  MA Port Authority (US Airways)(1)                                  5.750    09/01/2016       396,355
    340,000  MA Port Authority (US Airways)(1)                                  5.875    09/01/2023       262,099
     25,000  MA Port Authority (US Airways)(1)                                  6.000    09/01/2021        19,314
     50,000  MA Port Authority, Series E(1)                                     5.000    07/01/2028        42,068
     75,000  MA Turnpike Authority, Series A(1)                                 5.000    01/01/2027        58,784
     30,000  MA Turnpike Authority, Series A(1)                                 5.000    01/01/2039        20,978
      5,000  MA Water Pollution Abatement Trust(1)                              5.125    08/01/2010         5,014
      5,000  MA Water Pollution Abatement Trust(1)                              5.125    02/01/2031         5,010
      5,000  MA Water Pollution Abatement Trust(1)                              5.375    08/01/2027         5,040
     15,000  MA Water Resources Authority(1)                                    5.000    08/01/2024        15,031
     20,000  Wayland, MA GO(1)                                                  5.000    09/15/2011        20,053


             3 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Oppenheimer Rochester Massachusetts Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                      COUPON     MATURITY       VALUE
-----------                                                                    ------    ----------  ------------
$   150,000  Worcester, MA GO(1)                                                5.700%   08/01/2013  $    150,080
                                                                                                     ------------
                                                                                                       34,507,826
U.S. POSSESSIONS--37.9%
    250,000  Guam Government Waterworks Authority and Wastewater System(1)      5.875    07/01/2035       166,243
  1,000,000  Guam Tobacco Settlement Economic Devel. & Commerce Authority
                (TASC)(1)                                                       5.625    06/01/2047       659,120
  1,000,000  Guam Tobacco Settlement Economic Devel. & Commerce Authority
                (TASC)                                                          7.324(4) 06/01/2057         4,460
  4,000,000  Puerto Rico Aqueduct & Sewer Authority(1)                          6.000    07/01/2044     3,211,440
    185,000  Puerto Rico Children's Trust Fund (TASC)(1)                        5.375    05/15/2033       125,210
    220,000  Puerto Rico Children's Trust Fund (TASC)(1)                        5.500    05/15/2039       145,979
    250,000  Puerto Rico Children's Trust Fund (TASC)(1)                        5.625    05/15/2043       167,303
 56,555,000  Puerto Rico Children's Trust Fund (TASC)                           6.549(4) 05/15/2050       622,671
 39,500,000  Puerto Rico Children's Trust Fund (TASC)                           7.625(4) 05/15/2057       176,960
 12,000,000  Puerto Rico Children's Trust Fund (TASC)                           8.101(4) 05/15/2055        67,200
  1,800,000  Puerto Rico Electric Power Authority, Series UU(2)                 3.301(5) 07/01/2031       844,675
    530,000  Puerto Rico IMEPCF (American Airlines)                             6.450    12/01/2025       234,509
    160,000  Puerto Rico Infrastructure (Mepsi Campus)(1)                       5.600    10/01/2014       140,944
    455,000  Puerto Rico Infrastructure (Mepsi Campus)(1)                       6.250    10/01/2024       325,052
  1,270,000  Puerto Rico Infrastructure (Mepsi Campus)(1)                       6.500    10/01/2037       843,293
     75,000  Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)                    5.500    07/01/2026        60,327
  2,310,000  Puerto Rico Port Authority (American Airlines), Series A           6.250    06/01/2026     1,022,282
    105,000  Puerto Rico Port Authority (American Airlines), Series A           6.300    06/01/2023        46,460
  6,500,000  Puerto Rico Sales Tax Financing Corp., Series A(3)                 3.069(5) 08/01/2057     3,282,500
    215,000  V.I. Public Finance Authority (Hovensa Refinery)(1)                6.125    07/01/2022       149,287
     30,000  V.I. Tobacco Settlement Financing Corp. (TASC)(1)                  5.000    05/15/2021        23,108
    500,000  V.I. Water & Power Authority, Series A(1)                          5.000    07/01/2031       395,835
                                                                                                     ------------
                                                                                                       12,714,858
TOTAL INVESTMENTS, AT VALUE (COST $70,059,767)-140.7%                                                  47,222,684
LIABILITIES IN EXCESS OF OTHER ASSETS-(40.7)                                                          (13,662,616)
                                                                                                     ------------
NET ASSETS-100.0%                                                                                    $ 33,560,068
                                                                                                     ============

Footnotes to Statement of Investments

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(3.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2008 was $3,672,445, which represents 10.94% of the Fund's net assets. See accompanying Notes.

(4.) Zero coupon bond reflects effective yield on the date of purchase.

(5.) Represents the current interest rate for a variable or increasing rate security.


             4 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Oppenheimer Rochester Massachusetts Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                           $        --         $ --
Level 2--Other Significant Observable Inputs      47,222,684           --
Level 3--Significant Unobservable Inputs                  --           --
                                                 -----------         ----
   Total                                         $47,222,684         $ --
                                                 ===========         ====

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts.

Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

To simplify the listings of securities, abbreviations are used per the table below:

CC        Caritas Christi
CH        Carney Hospital
FRS       Family Rehabilitation Services (Hancock Manor)
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
HFA       Housing Finance Agency/Authority
HFH       Holy Family Hospital
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs      Residual Option Longs
SEMCB     St. Elizabeth's Medical Center of Boston
TASC      Tobacco Settlement Asset-Backed Bonds
TC        Travis Corp. (People Care)
V.I.      United States Virgin Islands
VC        VinFen Corp.
VCS       VinFen Clinical Services
VRHS      Valley Regional Health System

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.


             5 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Oppenheimer Rochester Massachusetts Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its


             6 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Oppenheimer Rochester Massachusetts Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

investments in inverse floaters amount to $6,789,081 as of December 31, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2008, municipal bond holdings with a value of $10,275,561 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $7,645,000 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                   COUPON    MATURITY
  AMOUNT                   INVERSE FLOATER(1)               RATE (2)     DATE       VALUE
----------   --------------------------------------------   --------   --------  ----------
$3,640,000   MA Educational Financing Authority ROLs(3)      11.019%    1/1/30   $3,070,886
   515,000   Puerto Rico Electric Power Authority ROLs(3)     0.573     7/1/31     (440,325)
                                                                                 ----------
                                                                                 $2,630,561
                                                                                 ==========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 5 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater".

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $7,204,675.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.


             7 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

Oppenheimer Rochester Massachusetts Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or "collapse" trusts that issued "inverse floaters" to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.1252% as of December 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of December 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.1252%. Details of the borrowings for the period ended December 31, 2008 are as follows:

Average Daily Loan Balance    $8,280,364
Average Daily Interest Rate        2.993%
Fees Paid                     $  106,550
Interest Paid                 $  180,980

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 70,079,294
                                 ============
Gross unrealized appreciation    $     27,376
Gross unrealized depreciation     (22,883,986)
                                 ------------
Net unrealized depreciation      $(22,856,610)
                                 ============


             8 | OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Massachusetts
Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009